CONVERTIBLE NOTES (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
CONVERTIBLE NOTES
Issuance of convertible notes				$ 25,297	$ 75,037	$ 23,445
Conversion to Series Pre-A redeemable convertible preferred shares (note 14)		$ (30,114)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk		(9,719)		4,448	13,162	1,065
Changes in fair values of convertible notes due to the instrument-specific credit risk		93		1,670	33	(132)
Foreign currency translation adjustment		(1,609)		(6,797)	(31,048)	448
- Current portion				20,277
- Non-current portion		75,970		81,635	76,770
Convertible notes
CONVERTIBLE NOTES
Beginning balance		101,912	$ 76,770	76,770	23,445
Issuance of convertible notes		119,284		25,297	75,037	23,445
Conversion to Series Pre-A redeemable convertible preferred shares (note 14)					(23,445)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk		(918)		2,992	4,264
Changes in fair values of convertible notes due to the instrument-specific credit risk		493		6,963	890
Foreign currency translation adjustment		(505)		(1,390)	(3,421)
Partial redemption of convertible notes					(5,648)
Interest paid		(5,357)			(3,072)
Ending balance		186,631		101,912	76,770	23,445
- Current portion		110,661		20,277
- Non-current portion		75,970		81,635
Series Pre-A Note
CONVERTIBLE NOTES
Beginning balance					23,445
Issuance of convertible notes						23,445
Conversion to Series Pre-A redeemable convertible preferred shares (note 14)					(23,445)
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk | ¥	¥ 0
Ending balance						23,445
Subsidiary Convertible Note
CONVERTIBLE NOTES
Beginning balance		81,635	76,770	76,770
Issuance of convertible notes					75,037
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk		296	6,232	2,376	4,264	0
Changes in fair values of convertible notes due to the instrument-specific credit risk		493	486	6,951	890	0
Foreign currency translation adjustment		(505)		(1,390)	(3,421)
Interest paid		(5,357)			(3,072)
Ending balance		75,970		81,635	76,770
- Non-current portion		75,970		81,635
2023 Convertible Notes
CONVERTIBLE NOTES
Beginning balance		20,277
Issuance of convertible notes		9,500		25,297
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk		(337)	136	616	0	0
Changes in fair values of convertible notes due to the instrument-specific credit risk		$ 0	$ 18	12	0	$ 0
Partial redemption of convertible notes					$ (5,648)
Ending balance				20,277
- Current portion				$ 20,277